Prepaid Expenses and Other Receivables	12 Months Ended
Mar. 31, 2021
Prepaid Expenses and Other Receivable [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

	As of March 31,
(In thousands)	2021	2020

Prepaid insurance	$1,445	$14
Research & development tax credits	649	500
Other prepaid expenses	48	–
Other receivables	34	60
Total prepaid expenses and other receivables	$2,176	$574

In October 2016, the Company's wholly-owned subsidiary, PPL, agreed to a settlement, from a claim made against a supplier, to receive $120,000 in annual instalments of $11,250.  Through March 31, 2021, the Company has collected $86,250. The balance of $33,750 was classified $11,250 as a current asset in prepaid expenses and other receivables and $22,500 as a long-term receivable as of March 31, 2021. As of March 31, 2020, the outstanding balance of $45,000 was classified $11,250 in prepaid expenses and other receivables and $33,750 as a long-term asset. The installment receivable was assigned to Portage by PPL prior to the disposition of PPL (see Note 8, “Disposition of PPL”). The installment note was repaid in full in July 2021 (see Note 25, “Events After the Balance Sheet Date”).